Directors and Key Management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Short-term employee benefits	€ 3.3	€ 3.5	€ 1.8
Share based payment expense	3.7	11.6	3.5
Key management personnel compensation, termination benefits	0.8	0.0	0.0
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	€ 8.1	€ 15.4	€ 5.6